Share capital and premium	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital and premium	Share capital and premium

	As at	As at	As at
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited
Share capital
Authorised: (1)
600,000,000 ordinary shares of 25 SA cents each	23	23	23
	23	23	23

Issued and fully paid:
418,375,210 (Jun 2021: 417,345,340; Dec 2021: 417,501,452) ordinary shares in issue of 25 SA cents each	17	17	17
	17	17	17

Share premium
Balance at beginning of period	7,206	7,250	7,250
Ordinary shares issued	14	7	9
Preference shares redeemed (1)			(53)
	7,220	7,257	7,206
Less: held within the group
Redeemable preference shares		(53)
Balance at end of period	7,220	7,204	7,206
Share capital and premium	7,237	7,221	7,223

(1) During December 2021 the A and B redeemable preference shares were redeemed and the preference share certificates cancelled.
All redeemable preference shares were removed from authorised share capital at the Annual General Meeting held on 16 May 2022.